Exhibit 99.7

NARRATIVE

SAN 2026-NQM7

By Canopy Financial Technology Partners LLC on September 09, 2026

Canopy Financial Technology Partners LLC

cwheeler@canopytpr.com | 720-371-8517 | www.canopytpr.com

Address: 1 Research Court, Suite 450, Rockville, MD 20850

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 Description of Services

Canopy Financial Technology Partners, LLC (“Canopy”) performed certain due diligence services (the “Review) described below on Non-Agency Eligible Mortgage Loans (“Loans”) backed by residential properties originated or acquired by Santander Bank N.A. (the “Client”) or its affiliated company. The Review was conducted during June and July 2026 via files imaged and provided by the Client for review.

The Review consisted of a population of sixteen (16) loans with an aggregate principal balance of $3,850,570.

Loan Sampling

The Client defined the sample size and the random sampling of the Loans to be included in the Review.

The Review was conducted consistent with the criteria for the specific Nationally Recognized Statistical Rating Organizations (NRSROs); S&P Global Ratings.

Data Integrity

Canopy performed a data comparison review of the data fields provided by the Client on the loan tape to the data found in the actual Loan File as captured by Canopy. This comparison, when specific data was available, included the following data fields and tolerance levels noted below.

Field Label	Logic Applied
All Borrower Total Income	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43, Do not Apply Tolerance if DTI >= 43 and AUS = No
Amortized Term	No tolerance
Application Date	No tolerance
Borrower 1 Citizen	No tolerance
Borrower 1 First Name	No tolerance
Borrower 1 Self Employed Flag	No tolerance
Borrower 2 Citizen	No tolerance
Borrower 2 Last Name	No tolerance
Borrower 2 Self-Employment Flag	No tolerance
Business Purpose Flag	No tolerance
Cash Disbursement Date	No tolerance
Combined LTV	Apply 1% Tolerance if < 80%
DSCR	.25% tolerance
Escrow Flag	No tolerance
Final Reviewed QM Status	No tolerance
First Interest Rate Change Date	No tolerance
First Payment Date	No tolerance

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Higher Priced Mortgage Loan (HPML) Flag	No tolerance
Index	No tolerance
Initial Monthly P&I Or IO Payment	No tolerance
Interest rate	No tolerance
Lien Position	No tolerance
Loan amount	No tolerance
Loan Program	No tolerance
Loan Purpose	No tolerance
Margin (ARM Loan)	No tolerance
Maturity Date	No tolerance
Mortgage Origination Channel	No tolerance
Note Interest Only Term	No tolerance
Note Date	No tolerance
Occupancy Type	No tolerance
Original Appraised Value	No tolerance
Original Balance	No tolerance
Original LTV	Apply 1% Tolerance if < 80%
Origination BK Flag	No tolerance
Originator QM Status	No tolerance
Origination Date	No tolerance
Origination Foreclosure Flag	No tolerance
Prepayment Penalty Term	No tolerance
Property Type	No tolerance
Property Value	No tolerance
Property Zip Code	No tolerance
Qualifying FICO	No tolerance
Qualifying Total Debt Income Ratio	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43, Do not Apply Tolerance if DTI >= 43 and AUS = No
Sales Price	No tolerance
Underwriting Guideline Product Name	No tolerance

Credit Underwriting

Canopy reviewed each Loan File to determine the adherence to defined underwriting or credit extension guidelines, standards, criteria or other requirements provided by the Client, including, as applicable, Ability to Repay (ATR) and Qualified Mortgage (QM) requirements. The Credit Qualification review consisted of the following:

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Loan Attributes. To determine borrower program eligibility, Canopy verified the following loan attributes and, where applicable, re-calculated based on the information provided.

•	Assets and Reserves;

•	DTI;

•	DSCR;

•	Gross Income;

•	Housing history;

•	Lien Position;

•	Loan Purpose;

•	LTV/CLTV;

•	Monthly debt service;

•	Occupancy;

•	Property Type;

•	Qualifying PITI; and

•	Residual Income.

Credit Application: For the Credit Application (1003), Canopy verified whether

•	All known borrower-owned properties are disclosed on the REO Section;

•	Borrower(s) employment history ;

•	Citizenship and eligibility;

•	First time home buyer status ;

•	The application was signed by all borrowers; and

•	The application was substantially completed.

Credit History: Canopy verified:

•	A credit report or alternative credit history as applicable to loan type is present for each borrower;

•	Bankruptcy and foreclosure seasoning;

•	Capture the monthly consumer debt payments for use in the applicable DTI calculation;

•	Installment and revolving payment history;

•	Mortgage/rental payment history;

•	Note and research the Real Estate Owned, OFAC, and Fraud alerts;

•	Number of tradelines; and

•	Representative Credit Score and Methodology.

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Employment and Income: Canopy determined whether all applicable supporting documentation as required by Seller’s Guidelines and Ability to Repay (“ATR”) when applicable per above were in the file. The documentation was used to verify whether the income used to qualify the loan was calculated in accordance with Seller’s Guidelines. Documentation verifying employment and income were deemed acceptable if it was a third-party document as required by the Seller’s Guidelines and ATR when applicable per above and may include:

•	Verbal or Written VOE’s;

•	Paystubs;

•	W-2 forms;

•	Tax returns;

•	Financial statements;

•	Award letters;

•	IRS Tax Transcripts (compared to Tax Returns provided by Borrower(s)).

Fraud Review: For all Loans, the Client provided the results from a third-party anti-fraud tool to Vendor. In accordance with the type of fraud report provided, Canopy utilized the results provided by the Client along with information in the Loan File, to identify and address any potential misrepresentations including:

•	Borrower identity:

o	Social Security inconsistencies

o	Borrower name variations

•	Employment:

•	Licensing – reviewed NMLS data for:

o	Mortgage lender/originator

o	Loan officer

•	Occupancy:

o	Borrower address history

o	Subject property ownership history

•	OFAC.

Asset Review: Canopy assessed whether the asset documentation required by the Seller’s Guidelines and ATR, when applicable, was present in the Loan File. Canopy also conducted a review of the reserve calculation, if used to determine ATR or required by the Seller’s Guidelines, including a review of any large deposits. Canopy re-calculated gross, net, and liquid asset balances. The Asset Review also consisted of verifying the down payment, closing costs, prepaid items and reserves. Documentation used to verify assets for down payment, closing costs, prepaid items and reserves may have included:

•	Depository account statements;

•	Gift funds;

•	Settlement statement or other evidence of conveyance and transfer of funds if a sale of assets was involved;

•	Stock or security account statements; and/or

•	VOD’s.

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Hazard/Flood insurance/Taxes: A review of the insurance present on the loan was performed by Canopy as follows:

•	Confirmed that the flood certification is for the correct borrower, property, lender and loan number and is a “Life of Loan” certification;

•	Confirmed that the mortgagee clause lists the lender’s name and “its successors and assigns;”

•	Confirmed that the premium amount on both the hazard and flood insurance match what was used in the DTI calculations;

•	For condominium properties, confirmed that the blanket policy meets the minimum amount of coverage in the guidelines;

•	For properties in a flood zone per the flood certification, confirmed that flood insurance meets guideline requirements in the file and met the minimum required amount of coverage in the guidelines;

•	Reviewed Tax Certificate to verify and compare monthly escrows used to calculate DTI matches and that taxes are current; and

•	Verified that the hazard insurance meets the minimum required amount of coverage in the guidelines.

Automated Underwriting System Findings: N/A

Document Review

Canopy reviewed each Loan File and verified if the following documents, as applicable, were included in the file and if the data on these documents was consistent (where applicable):

•	Initial application (1003);

•	Final application (1003);

•	Note;

•	Mortgage/Deed of Trust;

•	Appraisal;

•	Sales Contract;

•	Title Commitment/Policy;

•	Junior Lien/Subordination Agreement;

•	Mortgage Insurance;

•	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section herein;

•	Flood Certification;

•	Initial and Final Loan Estimate (LE);

•	Initial and Final and Closing Disclosure (CD);

•	Post-Consummation Closing Disclosure (PC-CD) [if applicable].

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Business Purpose Validation

For Loans originated as Business Purpose loans (as defined by Regulation Z [12 CFR 1026], and its supporting commentary, the implementing regulation of the Truth-in-Lending Act (“TILA”) [15 U.S.C. 1601 et seq.]), Canopy assessed that the facts and circumstances of the subject loan did not trigger Consumer Purpose classification (also as defined by Regulation Z [12 CFR 1026], and its supporting commentary, the implementing regulation of the Truth-in-Lending Act [15 U.S.C. 1601 et seq.]).

“Missing Document” to Cleared Exception: In the event that there was no express statement in the Loan File, and there was no express evidence in the Loan File that the loan proceeds were used for “Business Purpose” Canopy assigned the file a “D” grade for missing said documentation. In the event that the express statement, or with clear, unequivocal documented evidence of use of loan proceeds for non-consumer, business purpose, was provided by the lender that defines and/or evidences the “primary purpose” of the loan as “business purpose” the “D” grade – “Missing Document”, was cleared by Canopy.

“Missing Document” to “B” Grade: In the event that there was no express statement in the Loan File, and there was no express evidence provided that the loan proceeds were used for “Business Purpose”, Canopy gave the file a “D” grade, for missing documentation. In the event that there was not any express statement or evidence of business purpose use of the proceeds, then the “D” grade – “Missing Document” initial finding was re-graded after conducting a full Consumer Purpose, regulatory compliance review, as applicable to assignees for Consumer Purpose loans. In the event that the loan did not violate any applicable regulatory compliance obligations, the loan was re-graded as a “B” grade final finding.

“Material Compliance Violation”: In the event that no express statement existed in the Loan File, Canopy assessed any and all documentation provided to determine what the actual use of the proceeds were, to best identify that the “primary purpose” of the loan was not in fact for “business purpose” as relied upon by the lender, but is in fact for a “consumer purpose”. If, in fact, evidence existed that the proceeds were used for personal, Consumer Purpose, then Canopy identified that the “primary purpose” of the loan is not “business purpose” and as “consumer purpose” subject to the full Consumer Purpose regulatory compliance obligations of an originator as it applies to an assignee, with a material compliance exception of a “C” grade.

“Material Compliance Violation” to “B” Grade: The above noted Material Compliance Violation was re-graded to a “B” grade by conducting a full Consumer Purpose regulatory compliance review, as applicable to assignees for Consumer Purpose loans, and in the event that the loan did not violate any applicable regulatory compliance obligations, the loan was re-graded as a “B” grade final finding.

Compliance Review

Canopy reviewed each Loan File and, if applicable, verified that it was consummated in compliance with the applicable federal, state, and local anti-predatory lending statutes in effect at the time of origination of the mortgage loan. Canopy’s review included, but was not limited to, the verification and validation that each mortgage loan met the relevant provisions of:

(i)	Anti-Predatory Lending requirements, that are imposed by federal, state and/or local statutory, regulatory or authoritative determinations (e.g. state constitutional provisions, ordinances, interpretations, judicial determinations, etc.) that impose civil or criminal liability upon the Assignee or may cause significant loss severity to the value of the Loan, including HOEPA and any state and local high-cost home loan laws. Assignee shall have the meaning as defined in TILA;

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(ii)	the Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. §1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 1026;

(iii)	the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 12 C.F.R. Part 1024;

(iv)	the Equal Credit Opportunity Act (“ECOA”) , 15 U.S.C. §1691 as implemented by Regulation B, 12 C.F.R. §1001.1(b);

I.	Compliance Documentation Requirements

a.	Review of the following documents as they related to regulatory compliance:

i.	Initial and final application (1003)

ii.	Note, including all addendums

iii.	Copy of note for any junior liens (if applicable)

iv.	Mortgage / Deed of Trust, including all riders

v.	Initial, Interim, and Final Loan Estimates (“LE”)

vi.	Initial CD (i.e., the CD required to be received by the borrower(s) at least 3 business days prior to consummation) and re-disclosed CDs (as applicable and permitted by TILA/Regulation Z)

vii.	Notice of Right to Cancel (as applicable)

viii.	Rate Lock Date Information;

ix.	HOEPA Disclosures (if applicable)

x.	Initial Escrow Account Disclosure

II.	Anti-Predatory Lending (Assignee Liability)

a.	Loans were reviewed for violations of federal, state & local high cost, higher-priced and/or consumer finance laws and regulations that carry Assignee Liability, including those defined below. Any loan that is determined to be classified and/or defined as high cost, higher-priced, subprime, threshold, predatory high risk, covered or similar classification/definition was reported.

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III.	Compliance Testing Elements

a.	Truth-in-Lending Act (TILA) / Regulation Z: Loans were reviewed to determine compliance with the following requirements of TILA and Regulation Z, including, but not limited to, the following:

i.	TILA/RESPA Integrated Disclosure Testing (“TRID”). A review and comparison of LEs and CDs with a report outlining any TILA violations, including a re-calculation of disclosed finance charge, principal and interest calculations, proper completion of the Projected Payments table, total of payments, finance charge, amount financed, recalculation of disclosed APR and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes. Testing will be conducted to fulfill the elements of the Structured Finance Association (SFA) TRID Compliance Review Scope (“TRID Grid 4.0”);

ii.	Right of Rescission. A review of the TILA Right of Rescission, Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s). The appropriate Model Form will be tested according to applicable U.S. Court of Appeals, Circuit Court rulings;

iii.	Qualified Mortgage and Ability to Repay. A review to ensure the mortgage loan meets the applicable Qualified Mortgage (“QM”) and Ability-to-Repay (“ATR”) requirements as set forth in regulations promulgated by the Consumer Financial Protection Bureau as found at 12 CFR § 1026.43. QM and ATR testing is detailed below.

b.	Real Estate Settlement Procedures Act (RESPA)/Regulation X: Review to ensure compliance with RESPA/Regulation X documentation and timing requirements in effect at origination of the mortgage loan for RESPA disclosures (Servicing Disclosure Statement; Affiliated Business Arrangement Disclosure; Initial Escrow Disclosure Statement; List of Homeownership Counselling Organizations).

c.	Equal Credit Opportunity Act (ECOA)/Regulation B: Confirm compliance with the January 18, 2014 requirements regarding the disclosure of the right to receive a copy of appraisals within three (3) business days of application, the right to receive a copy of the appraisals at least three (3) business days prior to consummation and any applicable waiver. The disclosure of the right to receive a copy of appraisals may be met by the disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

d.	Fair Credit Reporting Act (FRCA)/Regulation V: Confirm compliance with the current FCRA/Regulation V requirements regarding risk-based pricing notice, credit score disclosure and Notice to Home Loan Applicant, as applicable.

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e.	Miscellaneous Compliance Testing:

i.	Mandatory Arbitration – Canopy will report mandatory arbitration provisions present in the Loan File.

ii.	Single Premium Credit Insurance – Canopy will report single premium credit insurance policies or debt cancellation agreements present in the Loan File.

iii.	TPR will test for state prepayment and late charge restrictions. If a prepayment penalty that exceeds the state permitted penalty has expired, this must be reported.

State & Local Anti-Predatory Requirements

The following is an itemization of the generally understood current and historical state and local anti-predatory lending requirements, as customary in secondary market due diligence compliance testing:

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending (“Covered Loan”, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan (“CA HPML”), Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Nonprime Home Loans, Conn. Gen. Stat. §§ 36a-760 et seq. (2008-2009) and (2009-Current)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq. (2003).
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq. (Repealed)
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), Ill. Comp. Stat. tit. 815 §§ 137/1 et seq. (2004).
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005) Ind. Code § 24-9-1 et seq.
•	Kansas Consumer Credit Code, Section 16a-3-308a, Kan. Stat. Ann. § 16a-1-101 et seq. 16.
•	Kentucky Anti-Predatory Lending Statute, as amended by Kentucky House Bill 552 (2008), Ky. Rev. Stat. § 360.100 et seq.
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3.
•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

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•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, AB No. 284 (2003), as amended by AB 4 (2007), Nev. Rev. Stat. § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
•	New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq.
•	New York High-Cost Home Loan Regulations (1A - Original Part 41), 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act (1B - § 6-l), N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
•	New York Subprime Home Loans, NY Bank. Law § 6-m.
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) as amended.
•	Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	The disclosure requirements and prohibitions of Section 50(a)(6) and 50(f)(2) of Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
•	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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QUALIFIED MORTGAGE (QM)

With respect to QM (Safe Harbor and Rebuttable Presumption) designated loans, Canopy reviews the loan to determine whether, based on available information in the Loan File: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable Agency as permitted under the QM final rule, Canopy reviews the loan to determine whether, based on available information in the Loan File the loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated loan that satisfied the applicable requirements enumerated above, Canopy then determines whether the loan is a Safe Harbor QM or Rebuttable Presumption QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

Ability to Repay (ATR)

Canopy reviews the loan to determine whether, based on available information in the Loan File, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer's current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer's employment in determining repayment ability, the consumer's current employment status; (iii) the consumer's monthly payment; (iv) the consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made; (v) the consumer's monthly payment for mortgage-related obligations; (vi) the consumer's current debt obligations, alimony, and child support; (vii) the consumer's monthly debt-to-income ratio or residual income; and (viii) the consumer's credit history. This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

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Note: for loans designated as QM – Agency eligible (QM – Temporary), Canopy will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Canopy reviews loans to determine their conformity with the ATR/QM factors above, and is not rendering an independent assessment or opinion, warranting or representing that a loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). Canopy does not represent or warrant that the factors for which it is reviewing the loans constitute all of the factors and/or criteria that Authorities may consider in determining the status of a loan. Canopy’s review is based on information contained in the Loan File at the time it is provided to Canopy to review, and only reflects information as of that point in time.

Valuation Review

Canopy reviewed all appraisals and alternative value tools used to qualify the Loan for reasonableness of estimated value, integrity of comparable sales, completeness of data and eligibility of the appraiser, consistent with underwriting guidelines, variances, tolerances, and exception authorities established by Client. Additionally, Canopy determined that the appraised value appeared to be reasonably supported (“Value-Supported Analysis”), based on the valuation provided by the Independent Third-party Review.

•	With respect to Title XI of FIRREA, Canopy checked for the presence of the appraiser’s license, and reviewed for the presence of any red flags related to the mortgaged property that may have posed a risk to the property or occupants.

•	With respect to USPAP, Canopy confirmed the appraiser’s certification is present and executed within the original appraisal.

Independent third-party values

Canopy applied a cascade methodology to determine if the original appraisal value was reasonably supported when compared to an independent third-party valuation product.

Valuation Reconciliation Process:

•	If the Desk Review supported the origination appraised value within a -10% variance, no additional products were required.

•	In the event the Desk Review process yielded material exceptions or had a value exceeding a negative ten percent (-10%) variance, a field review was ordered to further establish value.

Agency Eligible Loans:

•      For FNMA loans, if a CU Score was available and the CU Score was greater than 2.5, Canopy ordered a Desk Review. If the CU Score was less than or equal to 2.5, no Desk Review was required based on market acceptance of Agency Eligible Loans.

•      For FHLMC loans, if the FHLMC Rep & Warrant Relief indicator was Not Eligible, Canopy ordered a Desk Review. If the FHLMC Rep & Warrant Relief indicator was Eligible, no Desk Review was required based on market acceptance of Agency Eligible Loans.

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 GRADING COMPONENTS

 Due Diligence Grading Criteria

Upon completion of the Loan File review, Canopy assigned comprehensive grading that considers critical factors based on the specific review completed, in addition to product, client, and rating agency requirements.

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the NRSRO listed in the Form ABS Due Diligence-15E.

Final Event Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

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Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent, or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

Valuation Event Grade
A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition, or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

 FINDINGS SUMMARY

 Summary Overview

Canopy’s review concluded the grading of the Credit, Property/Valuation, and Compliance sections.

6.25% or one (1) mortgage loan has an overall grade of “B” and 93.75% or fifteen (15) mortgage loans have an overall grade of “A”.

Canopy’s review concluded a credit grade of “B” for 6.25% or one (1) mortgage loan and a credit grade of “A” for 93.75% or fifteen (15) mortgage loans.

Canopy’s review concluded a compliance grade of “B” for 0.00% or zero (0) mortgage loans and a compliance grade of “A” for 100.00% or sixteen (16) mortgage loans.

Canopy’s review concluded a property/valuation grade of “B” for 0.00% or zero (0) mortgage loans and a property/valuation grade of “A” for 100.00% or sixteen (16) mortgage loans.

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 FINDINGS TABLE

REVIEW TABLES

OVERALL REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	15	93.75%
B	1	6.25%
C	0	0.00%
D	0	0.00%
Grand Total	16	100.00%

CREDIT REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	15	93.75%
B	1	6.25%
C	0	0.00%
D	0	0.00%
Grand Total	16	100.00%

COMPLIANCE REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	16	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Grand Total	16	100.00%

PROPERTY REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	16	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Grand Total	16	100.00%

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 Additional Loan Summary Details

Amortization Type	Loan Count	% of Loans	Original Balance
Fixed	16	100.00%	$3,850,570.00
ARM	0	0.00%	$0.00
Total	16	100.00%	$3,850,570.00

Lien Position	Loan Count	% of Loans	Original Balance
First	16	100.00%	$3,850,570.00
Second	0	0.00%	$0.00
Total	16	100.00%	$3,850,570.00

Loan Purpose	Loan Count	% of Loans	Original Balance
Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate	1	6.25%	$303,800.00
Cash Out: Home Improvement/Renovation	0	0.00%	$0.00
Cash Out: Other/Multi-Purpose/Unknown Purpose	6	37.50%	$769,300.00
Limited Cash Out (GSE Definition)	1	6.25%	$113,530.00
First Time Home Purchase	2	12.50%	$1,570,750.00
Other Than First Time Home Purchase	3	18.75%	$530,300.00
Rate/Term Refinance - Borrower Initiated	3	18.75%	$562,890.00
Total	16	100.00%	$3,850,570.00

Original Term	Loan Count	% of Loans	Original Balance
120 Months	0	0.00%	$0.00
121 - 180 Months	0	0.00%	$0.00
181 - 240 Months	0	0.00%	$0.00
241 - 300 Months	0	0.00%	$0.00
301 - 360 Months	16	100.00%	$3,850,570.00
421 - 480 Months	0	0.00%	$0.00
Total	16	100.00%	$3,850,570.00

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Occupancy	Loan Count	% of Loans	Original Balance
Owner Occupied	2	12.50%	$1,570,750.00
Second Home	0	0.00%	$0.00
Investment Property	14	87.50%	$2,279,820.00
Total	16	100.00%	$3,850,570.00

DATA COMPARISON RESULTS

Of the sixteen (16) mortgage loan files reviewed, four (4) unique loans (25.00% by number) have twelve  (12) tape comparison discrepancies across nine (9) data fields.

Field Label	Logic Applied	# Loans with Discrepancy	Total Times Compared	% Variance
Borrower 1 Birthdate	No tolerance	1	16	6.25%
Calculated DSCR	.25% tolerance	1	16	6.25%
First Payment Date	No tolerance	1	16	6.25%
Maturity Date	No tolerance	1	16	6.25%
Note Date	No tolerance	1	16	6.25%
Property Type	No tolerance	3	16	18.75%
Qualifying Total Debt Income Ratio	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43 , Do not Apply Tolerance If DTI >= 43 and AUS = No	2	16	12.50%
ULI	No tolerance	1	16	6.25%
Verified Doc Type	No tolerance	1	16	6.25%

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Disclaimer

Canopy Financial Technology Partners, LLC (“the Company”) performs due diligence reviews for Residential Mortgage-Backed Securities, as well as, assets, collateral, counterparty operations, and similar diligence reviews in the consumer finance industry. In issuing reports and maintaining the ratings provided for herein, the Company relies on factual information it receives from issuers, underwriters, and from other sources which the Company reasonably believes to be credible. The Company conducts reasonable investigation of the factual information relied upon by it in accordance with its ratings methodology. The Company also makes reasonably good faith attempts to verify the information from independent sources (to the extent such sources are available).

Ratings, analysis, reports, and other opinions (referred to collectively as “Reports”) issued by the Company are provided “as is” and without representation or warranty of any kind. The Company hereby disclaims any representation or warranty (whether express or implied) as to accuracy, completeness, merchantability, or fitness for a particular purpose. Reports are not a recommendation to buy, sell, or retain any security. All reports are deemed jointly prepared and no individual shall be exclusively deemed the “author” of any Report. Individuals identified in a Report were involved in, but are not solely responsible for, the contents of any Report.

Unless expressly stated otherwise, Reports do not assess any risk other than credit risk. In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions.

The Company does not provide investment, legal, or tax advice, and the Reports may not be construed as such. Reports are issued for the benefit of the entity requesting the Report, only, and may not be used by third parties without the express written consent of the Company and the requesting party. Reports are based on available information and current regulations as of the date of the Report, and the Company disclaims any obligation to update Reports due to a change of fact of regulation which occurs after the date of issuance. Neither supplemental factual investigation nor enhanced reviews can guarantee that all information provided to the Company will be accurate. Reports are, and must be construed solely as, statements of opinion and not as statements of fact as to credit worthiness, investment, financial, or other recommendation to purchase, sell, or hold any security.

Reports may contain assumptions and/or predictions regarding future events which are “forward-looking” and inherently cannot be verified as facts. Consequently, Reports may be affected by future events or conditions which were not anticipated at the time the Report was made. Such forward-looking statements necessarily involve risks and uncertainties which may result in future performance that is materially different from the Report’s assumptions and/or conclusions. As such, Reports are not a guaranty of future performance nor a prospectus related to the underlying securities (if any), and under reliance should not be placed upon the Reports in the purchase, sale, or holding of any security.

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Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Updated Credit Report Date	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Most Recent Updated Co Borrower 2 FICO	Most Recent Updated Co Borrower 3 FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Is Shared Appreciation Mortgage	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	Appraiser License #	Appraiser First Name	Appraisal Last Name	Maturity Date	Number of Units
504800			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	Non-QM: Lender documented all ATR UW factors	Yes	No	No	N/A	Appendix Q Documentation	xxx	xxx	xxx		No AUS	No	xxx		8.500%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Monthly	0.00%	48.84%	48.84%	No								Self-Employed						12 Month Bank Statement	0		NA		N/A	0			0	0			3	0	NA		No	No	0	No	Yes	Yes	0	12	No				100.00%	100.00%			N/A	0	N/A				Yes	36	No		NA	0	0	N/A			0		No	0		N/A	Borrower - SESoleProprietor - CPA Letter Verified, 3 YRS Executed 4506T Verified, Business Bank Statements Verified - 2024, 2025	Borrower - 3 YRS Executed 4506T Verified - 2024, 2025	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0		No		No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	7.75	xxx	7.75	No	85.0	Yes	xxx	xxx	xxx	xxx	1
517241			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.125%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.155	1.155		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		xxx	xxx	xxx			N/A																																										Fee Simple	No	Yes	N/A	xxx	181.98	xxx	181.98	No	78.3	N/A	xxx	xxx	xxx	xxx	1
167376			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			6.750%		xxx	Yes	6.750%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes	Yes							Unknown	Unknown					Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No		0	0	0.00%	0.00%				0				0		0	No	0		0	0			0	0		Yes	0.85	0.85	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified || Co Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified || Co Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			xxx																NA			0				0			0			0		0	0	0	Yes	No		No	US Citizen	US Citizen	N/A	Other	US Patriot Act	xxx	xxx	xxx			N/A			US Citizen	US Citizen	N/A	Other	USA Patriot Act	xxx	xxx	xxx			N/A																													Fee Simple	No	No	N/A	xxx	40.30	xxx	40.3	No	75.0	N/A	xxx	xxx	xxx	xxx	1
525503			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			6.750%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.212	1.212	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	145.36	xxx	145.36	No	80.0	N/A	xxx	xxx	xxx	xxx	1
578786			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.750%		xxx	Yes	7.750%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Monthly	0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	0.765	0.765	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	77.55	No	70.0	Yes	xxx	xxx	xxx	xxx	1
664015			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			8.375%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	0.996	0.75		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	6.5	No	75.0	N/A	xxx	xxx	xxx	xxx	1
250264			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	Non-QM: Lender documented all ATR UW factors	Yes	No	No	N/A	Alternative ATR Documentation	xxx	xxx	xxx		No AUS	No	xxx		6.875%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Annually	0.00%	21.99%	21.99%	No								Not Employed						Asset Depletion – Total Asset Calculation	0		NA		N/A	0			0	0			2	0	NA		Yes	No	30.0	No	No	Missing	0	0	No				0.00%	0.00%			N/A	0	N/A				NA	0	No		NA	0	0	N/A			0		No	0		N/A	Borrower - Asset Depletion - 2 YRS Executed 4506T Verified	Borrower - 2 YRS Executed 4506T Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	409.54	xxx	409.54	No	80.0	N/A	xxx	xxx	xxx	xxx	1
313375			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.990%		xxx	Yes	7.990%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.092	1.092	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	8.88	xxx	9.38	No	75.0	N/A	xxx	xxx	xxx	xxx	1
788705			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			8.375%		xxx	Yes	8.375%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.013	1.013		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	11.99	No	75.0	N/A	xxx	xxx	xxx	xxx	1
825861			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.625%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.107	1		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	5.60	xxx	5.6	No	73.0	N/A	xxx	xxx	xxx	xxx	1
480508			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.250%		xxx	Yes	5.000%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%		Stocks/Bonds		0						0	No			0	0				0		Yes	1.491	1.491	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	Yes	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	1201.55	xxx	1201.55	No	80.0	N/A	xxx	xxx	xxx	xxx	1
823832			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.250%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.609	1.609		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	Yes	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	88.74	No	80.0	N/A	xxx	xxx	xxx	xxx	1
765074			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.125%		xxx	No		xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.118	1.118	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	Yes	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	90.42	No	70.0	N/A	xxx	xxx	xxx	xxx	1
776754			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.250%		xxx	Yes	7.250%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.766	1.766		Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	61.77	xxx	61.77	No	70.0	N/A	xxx	xxx	xxx	xxx	4
746229			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.250%		xxx	Yes	7.250%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.586	1.586	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	Yes	No		No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	61.67	xxx	61.67	No	70.0	N/A	xxx	xxx	xxx	xxx	4
492742			xxx	xxx	xxx	No	xxx	xxx	xxx	xxx	xxx	ATR/QM: Not Applicable	No	No	No	N/A	N/A					No AUS	No			7.375%		xxx	Yes	7.375%	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%	0.00%				0						0	No			0	0				0		Yes	1.239	1.239	N/A	Borrower - N/A - null Personal Tax Returns Verified, null Business Tax Returns Verified, null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	xxx	xxx	xxx	xxx	xxx	xxx	xxx				xxx																NA			0				0			0			0		0	0	0	No	No		No	US Citizen	US Citizen	N/A	Real ID Driver's License		xxx	xxx	xxx			N/A																																										Fee Simple	No	No	N/A	xxx	.00	xxx	96.73	No	75.0	N/A	xxx	xxx	xxx	xxx	1

Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Actual Short Term Rent Amount	Actual Short Term Rent Source	Short Term Rent Number of Months	Short Term Rental Occupancy Factor	Rental Income Used for Property DSCR Calculation	Rental Source for Property DSCR Calculation	DSCR Calculation Based On Short Rental Income Flag	Property DTI	Originator DSCR	TPR DSCR	PITIA	Gross Rental Income Unit 1	Lease End Date Unit 1	Lease Term Unit 1	Gross Rental Income Unit 2	Lease End Date Unit 2	Lease Term Unit 2	Gross Rental Income Unit 3	Lease End Date Unit 3	Lease Term Unit 3	Gross Rental Income Unit 4	Lease End Date Unit 4	Lease Term Unit 4	Gross Rental Income Unit 5	Lease End Date Unit 5	Lease Term Unit 5	Gross Rental Income Unit 6	Lease End Date Unit 6	Lease Term Unit 6	Gross Rental Income Unit 7	Lease End Date Unit 7	Lease Term Unit 7	Gross Rental Income Unit 8+	Rent Loss Insurance	Rent Loss Insurance Amount	Fee Amount	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Section 8	Blanket Mortgage/Cross Collateral Flag	Number of Years Property Owned	Number of Mortgaged Properties With Lender	Number of Properties Securing Loan	Foreign National Alternative Credit Documentation	Months Reserves	Loan Closed in the name of Business Entity	Vested Business Entity Name	Vested Business Entity Type	Qualifying Primary Borrower Type	Qualifying Primary Borrower First Name	Qualifying Primary Borrower Last Name	Qualifying CoBorrower Type	Qualifying CoBorrower First Name	Qualifying CoBorrower Last Name	Qualifying CoBorrower 2 Type	Qualifying CoBorrower 2 First Name	Qualifying CoBorrower 2 Last Name	Qualifying CoBorrower 3 Type	Qualifying CoBorrower 3 First Name	Qualifying CoBorrower 3 Last Name	Non-Qualifying Guarantor 1 First Name	Non-Qualifying Guarantor 1 Last Name	Non-Qualifying Guarantor 1 Citizenship	Non-Qualifying Guarantor 1 Country Name	Non-Qualifying Guarantor 2 First Name	Non-Qualifying Guarantor 2 Last Name	Non-Qualifying Guarantor 2 Citizenship	Non-Qualifying Guarantor 2 Country Name	Personal Guaranty	Total Number of Guarantors	Personal Guaranty Recourse Level	Business Entity EIN
517241			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Actual In Place Rent	No	86.56	1.155	1.155	xxx	xxx	xxx	12																						0			xxx	0	0	0	0	0	0	No	No	3.8	1	1	N/A	181.98	No			Vested Individual	xxx	xxx																		N/A	0
167376			xxx	xxx	Debt Service Coverage Ratio	Present	No	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	117.59	0.85	0.85	xxx																												xxx							No	No	0.0	1	1	N/A	40.3	Yes	xxx	xxx	Individual Guarantor	xxx	xxx	Individual Guarantor	xxx	xxx															Yes	2	Full Recourse	xxx
525503			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	82.52	1.212	1.212	xxx	xxx	xxx	12																									xxx							No	No	0.0	1	1	N/A	145.36	No			Vested Individual	xxx	xxx																		N/A	0
578786			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Actual In Place Rent	No	130.64	0.765	0.765	xxx	xxx	xxx	12																									xxx							No	No	0.2	1	1	N/A	77.55	No			Vested Individual	xxx	xxx																			0
664015			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	100.39	0.75	0.996	xxx	xxx	xxx	12																						0			xxx	0	0	0	0	0	0	No	No	3.5	1	1	N/A	6.5	Yes	xxx	xxx	Individual Guarantor	xxx	xxx	Individual Guarantor																	Yes	2	Full Recourse	xxx
313375			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Actual In Place Rent	No	91.58	1.092	1.092	xxx	xxx	xxx	12																							0		xxx							No	No	3.5	1	1	N/A	9.38	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx
788705			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	98.74	1.013	1.013	xxx	xxx	xxx	12																						0			xxx	0	0	0	0	0	0	No	No	3.5	1	1	N/A	11.99	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx
825861			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	90.35	1	1.107	xxx	xxx	xxx	12																						0			xxx	0	0	0	0	0	0	No	No		1	1	N/A	5.6	Yes	xxx	xxx	Individual Guarantor	xxx	xxx	Individual Guarantor																	Yes	2	Full Recourse	xxx
480508			xxx	xxx	Debt Service Coverage Ratio	Present	No	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	67.05	1.491	1.491	xxx																										xxx		xxx							No	No	0.0	1	1	N/A	1201.55	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		N/A	1	Full Recourse	xxx
823832			xxx	xxx	Debt Service Coverage Ratio	Present	No	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	62.14	1.609	1.609	xxx																									0			xxx	0	0	0	0	0	0	No	No	4.0	1	1	N/A	88.74	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx
765074			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Actual In Place Rent	No	89.42	1.118	1.118	xxx	xxx	xxx	12																							0	0	xxx							No	No	1.3	1	1	N/A	90.42	Yes	xxx	xxx	Vested Individual	xxx	xxx																			0
776754			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1025		N/A			xxx	Actual In Place Rent	No	56.62	1.766	1.766	xxx	xxx	xxx	12	xxx	xxx	12	xxx	xxx	12	xxx	xxx	12																xxx							No	No	9.1	1	1	N/A	61.77	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx
746229			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1025		N/A			xxx	Actual In Place Rent	No	63.04	1.586	1.586	xxx	xxx	xxx	12	xxx	xxx	12	xxx	xxx	12	xxx	xxx	12														0		xxx							No	No	0.9	1	1	N/A	61.67	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx
492742			xxx	xxx	Debt Service Coverage Ratio	Present	Yes	xxx	xxx	Appraisal - 1007		N/A			xxx	Appraisal - 1007	No	80.72	1.239	1.239	xxx	xxx	xxx	12																							xxx		xxx							No	No	1.9	1	1	N/A	96.73	Yes	xxx	xxx	Individual Guarantor	xxx	xxx																		Yes	1	Full Recourse	xxx

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
504800	B	A	B	A	A	A	A	A	Closed	FCRE2109	2025-07-02 12:57	2025-07-07 11:30	Resolved	1 - Information	B	A	Credit	Missing Doc	Lender Income Calculation Worksheet is missing	Resolved-Lender Worksheet or Bank Statement Summary Provided - Due Diligence Vendor-07/07/2025

Ready for Review-Document Uploaded.  - Seller-07/03/2025

Open-Missing Lender Worksheet or Bank Statement Summary Income analysis was not in file - Due Diligence Vendor-07/02/2025	Ready for Review-Document Uploaded. - Seller-07/03/2025	Resolved-Lender Worksheet or Bank Statement Summary Provided - Due Diligence Vendor-07/07/2025	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20.42 Years Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20.42 Years

																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20.08 Years Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20.08 Years		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	xxx
517241			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Limited Cash Out - <2% of Loan Amount or $2000
167376			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
525503			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
578786			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Debt Consolidation
664015			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
250264	D	A	D	A	A	A	A	A	Closed	FCRE2109	2026-06-18 10:33	2026-07-06 16:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Lender Income Calculation Worksheet is missing	Resolved-Income Worksheet is non material. - Due Diligence Vendor-07/06/2026
Ready for Review-Document Uploaded. Please see the attached, please have this escalated to senior management for review and clearance.
We provided the income calcs the UW used. Unless this is a bank statement loan where we provide the bank statement analysis. We have provided 1008 and any notes we can provide from the UW which we have already provided. This one is an Asset Depletion loan, using trust accounts and retirement funds. We do not provide a bank statement analysis form for this. - Buyer-07/06/2026
Counter-While there is no income calculation there is generally an asset summary page to show all assets used, % used and if they cover 5 years obligations. - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded. For this program, there is no income calculator.
1008 uploaded. Income confirmed by UW with the following - INCOME:
xxx
xxx
Utilized Debt Ratio method, also qualified with total asset calc  - Buyer-07/01/2026
Open-Missing Lender Worksheet or Bank Statement Summary - Due Diligence Vendor-06/18/2026	Resolved-Income Worksheet is non material. - Due Diligence Vendor-07/06/2026	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 21.99% Is Less Than The Guideline Maximum Of 55% By Five Percent (5%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 660 By Twenty (20) or More Points
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 409.54 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																									Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	xxx
313375			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
788705			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
825861	D	A	D	A	A	A	A	A	Closed	FCRE1814	2026-06-25 15:50	2026-07-16 08:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Entity Formation Documents for Main Entity and/or Sub-Entity Missing	Resolved-Docs provided - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. Please see Operating Agreement, Articles of Formation, EIN and Certificate of Good Standing.  Please rescind finding, thank you. - Buyer-07/15/2026
																						Open-Missing Operating Agreement/equivalent, Articles of formation/equivalent, Certificate of good standing, and/or evidence of EIN Missing evidence of EIN - Due Diligence Vendor-06/25/2026		Resolved-Docs provided - Due Diligence Vendor-07/16/2026	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20.00 Years		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	xxx
480508	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-07-02 05:01	2026-07-31 10:50	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Exception granted with supporting comp factors: Exception for Loan amount <$xxx is approved. Loan amount is $xxx at 80% LTV - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded. This was already previously approved and provided in the loan file with submission to xxx. Please clear this finding.  Exception was approved xxx.  Thank you. - Buyer-07/31/2026
Counter-Missing approved Lender exception form with comp factors  - Due Diligence Vendor-07/30/2026
Ready for Review-xxx agrees to waive per comp factors listed. - Buyer-07/30/2026
Open-Audited Loan Amount of xxx is less than the Guideline Minimum Loan Amount of xxx Audited Loan Amount of $xxx is less than the Guideline Minimum Loan Amount of $xxx - Due Diligence Vendor-07/02/2026	Waived-Exception granted with supporting comp factors: Exception for Loan amount <$xxx is approved. Loan amount is $xxx at 80% LTV - Due Diligence Vendor-07/31/2026	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 1201.55 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points	DSCR >1.2 xxx Fico Credit 0x30 for 18 Years	xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	Originator Pre-Close	Yes	xxx
823832			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
765074			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other
776754			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	No Cash Out - Borrower Initiated
746229			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	No Cash Out - Borrower Initiated
492742			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other

Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	Initial Credit Loan Grades DBRS	Initial Credit Loan Grades Fitch	Initial Credit Loan Grades Kroll	Initial Credit Loan Grades Moody's	Initial Credit Loan Grades S&P	Initial Compliance Loan Grades DBRS	Initial Compliance Loan Grades Fitch	Initial Compliance Loan Grades Kroll	Initial Compliance Loan Grades Moody's	Initial Compliance Loan Grades S&P	Initial Property Loan Grades DBRS	Initial Property Loan Grades Fitch	Initial Property Loan Grades Kroll	Initial Property Loan Grades Moody's	Initial Property Loan Grades S&P	Initial Overall Loan Grades DBRS	Initial Overall Loan Grades Fitch	Initial Overall Loan Grades Kroll	Initial Overall Loan Grades Moody's	Initial Overall Loan Grades S&P	Final Credit Loan Grades DBRS	Final Credit Loan Grades Fitch	Final Credit Loan Grades Kroll	Final Credit Loan Grades Moody's	Final Credit Loan Grades S&P	Final Compliance Loan Grades DBRS	Final Compliance Loan Grades Fitch	Final Compliance Loan Grades Kroll	Final Compliance Loan Grades Moody's	Final Compliance Loan Grades S&P	Final Property Loan Grades DBRS	Final Property Loan Grades Fitch	Final Property Loan Grades Kroll	Final Property Loan Grades Moody's	Final Property Loan Grades S&P	Final Overall Loan Grades DBRS	Final Overall Loan Grades Fitch	Final Overall Loan Grades Kroll	Final Overall Loan Grades Moody's	Final Overall Loan Grades S&P
504800			xxx	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
517241			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
167376			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
525503			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
578786			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
664015			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250264			xxx	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
313375			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
788705			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825861			xxx	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
480508			xxx	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
823832			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765074			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776754			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
746229			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
492742			xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraisal Company	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
504800			xxx	xxx	xxx	xxx	xxx	xxx	1073 Individual Condo Report		xxx	xxx	xxx	85.0	85.0	xxx	0.0	.0000	Loan Collateral Advisor (LCA)																																																												2	xxx	Eligible
517241			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	78.3	78.3	xxx	0.0	.0000	Collateral Underwriter (CU)																																																												2	xxx	Eligible	1.3	xxx
167376			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	75.0	75.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Moderate Risk	xxx
525503			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	80.0	80.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Moderate Risk	xxx
578786			xxx	xxx	xxx	xxx	xxx	xxx	1073 Individual Condo Report	xxx	xxx	xxx	xxx	70.0	70.0	xxx	0.0	.0000	Loan Collateral Advisor (LCA)																																																												1	xxx	Eligible
664015			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	75.0	75.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Moderate Risk	xxx
250264			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	80.0	80.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	LOW RISk	xxx																																								2.6	xxx
313375			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	75.0	75.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Low Risk	xxx																																						xxx
788705			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	75.0	75.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	LOW RISK	xxx																										xxx
825861			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	73.0	73.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Low Risk	xxx																										xxx
480508			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	80.0	80.0	xxx	xxx	.0536	Desk Review																		xxx	xxx	.0536	xxx	LOW RISK	xxx
823832			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	80.0	80.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Low Risk	xxx
765074			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	70.0	70.0	xxx	xxx	-.0996	Desk Review																		xxx	xxx	-.0996	xxx	MODERATE RISK	xxx
776754			xxx	xxx	xxx	xxx	xxx	xxx	1025 Small Residential Income Report	xxx	xxx	xxx	xxx	70.0	70.0	xxx	0.0	.0000	Desk Review																		xxx	0.0	.0000	xxx	Low Risk	xxx
746229			xxx	xxx	xxx	xxx	xxx	xxx	1025 Small Residential Income Report	xxx	xxx	xxx	xxx	70.0	70.0	xxx	xxx	-.0153	Desk Review																		xxx	xxx	-.0153	xxx	LOW RISK	xxx
492742			xxx	xxx	xxx	xxx	xxx	xxx	1004 URAR	xxx	xxx	xxx	xxx	75.0	75.0	xxx	0.0	.0000	Desk Review										xxx	xxx	.1082	92.0	0.08	xxx	xxx	xxx	xxx	0.0	.0000	xxx	Moderate Risk	xxx

Loan ID	Investor Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
504800			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	No	Yes	Yes	No	No	No	No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A	xxx	N/A	Employed		No		No
517241			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
167376			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No	No	Yes	Present
525503			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	Yes	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
578786			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
664015			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx	N/A			No		Yes	Present
250264			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Alternative ATR Documentation	No	No	No	No	No	No	No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A	xxx	N/A	Not Employed		No		No
313375			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
788705			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
825861			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx	N/A			No		Yes	Present
480508			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	No	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx	N/A			No		Yes	Present
823832			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
765074			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
776754			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
746229			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
492742			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
504800			xxx	Maturity Date	notePage	xxx	xxx
504800			xxx	Note Date	notePage	xxx	xxx
504800			xxx	First Payment Date	notePage	xxx	xxx
504800			xxx	Borrower 1 Birthdate	the1003Page	xxx	xxx
504800			xxx	ULI	the1003Page	xxx	xxx
504800			xxx	Property Type	propertyValuationPage	Condominium	Condo
504800			xxx	Verified Doc Type	employmentIncomePage	12 Month Bank Statement	12 Mo. Business Bank Statements
504800			xxx	Calculated DSCR	diligenceFinalLookPage	0	N
504800			xxx	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	48.84	48.445
250264			xxx	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	21.99	22.24
776754			xxx	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	xxx
746229			xxx	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	xxx